S000013499 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	213 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.08%	14.56%	13.08%
ICE Exchange-Listed Preferred & Hybrid Securities Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.49%	2.67%	4.12%
iShares Preferred and Income Securities ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.87%	2.16%	3.46%
Performance Inception Date					Mar. 26, 2007
iShares Preferred and Income Securities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.93%	0.48%	1.78%
iShares Preferred and Income Securities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	1.27%	2.27%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through January 31, 2019 reflect the performance of the S&P U.S. Preferred Stock Index, which, effective as of February 1, 2019, was replaced by the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index as the Underlying Index of the Fund. Index returns from February 1, 2019 through October 31, 2019 reflect the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index. Index returns beginning on November 1, 2019 reflect the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Index, which, effective as of November 1, 2019, replaced the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index as the Underlying Index of the Fund.